Risk Management and Financial Instruments - Schedule of Balance Sheet (Details) - Seara Alimentos [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Balance Sheet [Line Items]
Derivative (liabilities)/assets	$ (15)	$ 84
Financial instruments designated as hedge accounting:
Financial instruments designated as hedge accounting, Commodities	(15)	84
Derivative (liabilities)/assets	(6,568)	69
Financial instruments not designated as hedge accounting:
Financial instruments not designated as hedge accounting, Exchange	(6,568)	69
Other comprehensive income (expense)	(1,644)	306
Other comprehensive income (expense), Commodities	(1,644)	306
Inventories	165	20
Inventories, Commodities	$ 165	$ 20